TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Judicial Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Tax	R$ 1,883,562	R$ 1,716,996
Labor	128,849	107,191
Civil	38,770	37,597
Judicial deposits	R$ 2,051,181	R$ 1,861,784